CONTRACTS ASSETS NET (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS, NET
Schedule of Contracts receivable
	December 31	December 31
	2022	2021

Contract assets - “Smart Campus” related technological consulting services with FMP (1)	-	$1,350,683
Contract assets - “Smart Campus” project maintenance and technical support fee with FMP	-	601,461
Contract assets – Other “Smart Campus” related technological consulting services	-	54,345
Financing component associated with FMP contract assets (1)	-	7,657
Total contract assets, net	-	2,014,146
Less: current portion of contract assets	-	2,014,146
Contract assets, non-current	-	$-

Schedule of contracted receivable from FMP 2017
	Amount
	as of	Contracted
	December 31,	payment due
2017 FMP Contract	2021	date
Maintenance fees	$209,724
Total	209,724
Less: current portion of contract assets	209,724	By December 31, 2022
Non-current portion	$-

Schedule of contracted receivable from FMP 2019
	Amount
	as of	Contracted
	December 31,	payment due
2019 FMP Contract	2021	date
Contract assets	$1,358,340
Maintenance fees	391,737
Total	1,750,077
Less current portion	1,750,077	By December 31, 2021
Non-current portion	$-	By December 31, 2022